General Information and Summary of Significant Accounting Policies - Schedule of exercise control other (Detail) - Itau Asesorias Financieras S.A. [member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 08, 2020
Disclosure of subsidiaries [line items]
Number of shares acquired			1
Interest owned	100.00%	100.00%